Schedule of Investments (unaudited) October 31, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.0%
Aristocrat Leisure Ltd.	86,139	$2,117,304
Australia & New Zealand Banking Group Ltd.	15,159	239,042
BlueScope Steel Ltd.	15,295	183,348
Brambles Ltd.	55,671	464,616
Cochlear Ltd.	6,909	1,058,971
Commonwealth Bank of Australia	8,147	501,170
CSL Ltd.	15,362	2,270,382
Fortescue Metals Group Ltd.	134,056	1,907,056
GPT Group (The)	289,314	667,687
IDP Education Ltd.	4,020	55,542
IGO Ltd.	120,528	729,841
Insurance Australia Group Ltd.	23,011	83,013
Lottery Corp. Ltd. (The)	189,271	546,344
Macquarie Group Ltd.	53,566	5,506,043
Medibank Pvt Ltd.	235,701	514,365
Mineral Resources Ltd.	9,357	344,873
Mirvac Group	122,743	142,413
National Australia Bank Ltd.	119,410	2,139,140
Pilbara Minerals Ltd.(a)	133,399	313,354
Qantas Airways Ltd.(b)	333,520	1,044,886
QBE Insurance Group Ltd.	42,048	416,952
REA Group Ltd.	6,807	624,914
Rio Tinto Ltd.	7,171	535,660
Santos Ltd.	16,330	79,682
Stockland	439,405	991,711
Suncorp Group Ltd.	50,653	431,140
Transurban Group	63,197	475,778
Vicinity Ltd.	369,775	400,515
Wesfarmers Ltd.	39,153	1,259,701
Westpac Banking Corp.	72,989	958,475
Woodside Energy Group Ltd.	39,827	867,424

		27,871,342

Austria — 0.3%
Erste Group Bank AG	5,527	197,918
Verbund AG	11,481	997,546

		1,195,464

Belgium — 1.2%
Ageas SA/NV	4,236	162,717
Anheuser-Busch InBev SA/NV	35,816	2,037,861
KBC Group NV	1,838	101,154
Umicore SA	125,407	2,983,788
Warehouses De Pauw CVA	5,237	129,576

		5,415,096

Canada — 10.2%
Algonquin Power & Utilities Corp.	73,830	371,612
Alimentation Couche-Tard Inc.	3,475	189,167
ARC Resources Ltd.	45,063	724,973
Bank of Nova Scotia (The)	117,866	4,772,436
BCE Inc.	40,385	1,499,203
Brookfield Asset Management Ltd.	8,094	232,008
Brookfield Corp., Class A	56,706	1,652,008
Canadian Pacific Kansas City Ltd.	13,234	939,621
CCL Industries Inc., Class B, NVS	5,520	215,824
CGI Inc.(b)	18,575	1,793,273
Empire Co. Ltd., Class A, NVS	33,004	904,382
Enbridge Inc.	133,046	4,263,612
First Quantum Minerals Ltd.	14,979	173,580
Fortis Inc.	13,244	525,844
Franco-Nevada Corp.	38,309	4,660,341
Gildan Activewear Inc.	4,511	128,133

Security	Shares	Value

Canada (continued)
iA Financial Corp. Inc.	1,064	$61,910
IGM Financial Inc.	3,253	73,235
Loblaw Companies Ltd.	6,593	539,231
Manulife Financial Corp.	25,510	444,068
Metro Inc.	1,771	89,958
Northland Power Inc.	63,161	887,693
Nutrien Ltd.	10,253	550,671
Parkland Corp.	41,752	1,263,625
Pembina Pipeline Corp.	5,438	167,365
Restaurant Brands International Inc.	47,032	3,159,208
Royal Bank of Canada	89,821	7,174,021
Shopify Inc., Class A(b)	46,835	2,211,808
Sun Life Financial Inc.	71,814	3,280,115
TELUS Corp.	82,001	1,322,187
Toronto-Dominion Bank (The)	55,895	3,122,139

		47,393,251

Denmark — 3.2%
Chr Hansen Holding A/S	3,356	229,013
Danske Bank A/S	91,981	2,157,756
DSV A/S	16,068	2,401,216
Genmab A/S(b)	133	37,597
Novo Nordisk A/S	91,321	8,810,304
Vestas Wind Systems A/S(b)	54,671	1,184,981

		14,820,867

Finland — 0.8%
Fortum OYJ	29,256	347,369
Neste OYJ	29,416	988,611
Stora Enso OYJ, Class R	7,675	92,241
Wartsila OYJ Abp	185,591	2,214,749

		3,642,970

France — 10.5%
Airbus SE	3,900	522,897
Alstom SA	4,166	56,418
Amundi SA(c)	18,861	985,286
Arkema SA	2,382	223,200
AXA SA	25,612	758,894
BioMerieux	10,612	1,018,884
Bollore SE	66,417	362,573
Capgemini SE	9,600	1,696,597
Carrefour SA	71,363	1,251,098
Cie. de Saint-Gobain	15,222	828,597
Danone SA	3,014	179,304
Dassault Systemes SE	18,615	766,815
Engie SA	43,527	692,292
EssilorLuxottica SA	9,896	1,792,002
Gecina SA	1,553	152,490
Hermes International	487	908,657
Ipsen SA	5,957	704,072
Klepierre SA	25,489	618,969
La Francaise des Jeux SAEM(c)	3,050	98,384
Legrand SA	38,962	3,370,461
L’Oreal SA	10,770	4,526,959
LVMH Moet Hennessy Louis Vuitton SE	11,022	7,890,984
Publicis Groupe SA	3,050	232,237
Remy Cointreau SA	644	73,172
Renault SA	11,749	412,204
Sanofi	40,089	3,640,331
Sartorius Stedim Biotech	1,425	266,792
Schneider Electric SE	42,111	6,479,085
SEB SA	1,771	175,128
Sodexo SA	12,191	1,290,156

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Teleperformance	4,293	$493,874
TotalEnergies SE	79,588	5,321,054
Vinci SA	1,857	205,337
Vivendi SE	56,259	504,502
Wendel SE	1,824	136,631
Worldline SA/France(b)(c)	21,606	274,740

		48,911,076

Germany — 5.6%
adidas AG	960	170,695
Allianz SE, Registered	17,685	4,142,578
BASF SE	19,129	883,896
Commerzbank AG	10,800	116,484
Covestro AG(b)(c)	8,780	444,814
Deutsche Bank AG, Registered	35,935	395,449
Deutsche Post AG, Registered	18,821	734,838
Deutsche Telekom AG, Registered	120,852	2,622,931
E.ON SE	52,191	620,975
HeidelbergCement AG	8,640	627,206
HelloFresh SE(b)	2,778	60,764
Henkel AG & Co. KGaA	1,657	104,723
Mercedes-Benz Group AG	19,740	1,161,388
Merck KGaA	10,106	1,526,394
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,821	2,336,014
Puma SE	5,740	325,275
Rational AG	161	91,815
SAP SE	33,545	4,499,469
Siemens AG, Registered	24,515	3,253,112
Siemens Healthineers AG(c)	30,641	1,507,438
Vonovia SE	8,093	186,318
Zalando SE(b)(c)	14,738	344,729

		26,157,305

Hong Kong — 1.9%
AIA Group Ltd.	462,800	4,018,864
Budweiser Brewing Co. APAC Ltd.(c)	563,500	1,070,845
Hang Lung Properties Ltd.	227,000	298,382
Hang Seng Bank Ltd.	61,800	706,565
Hong Kong Exchanges & Clearing Ltd.	24,200	846,580
MTR Corp. Ltd.	269,500	1,007,441
Sands China Ltd.(b)	50,400	135,679
Swire Pacific Ltd., Class A	127,500	814,449

		8,898,805

Ireland — 0.2%
Bank of Ireland Group PLC	44,168	395,821
Flutter Entertainment PLC, Class DI(b)	1,409	221,294
Smurfit Kappa Group PLC	10,733	349,852

		966,967

Israel — 0.2%
Bank Leumi Le-Israel BM	40,483	260,748
CyberArk Software Ltd.(b)	1,839	300,934
Nice Ltd.(b)	1,097	168,165
Wix.com Ltd.(b)	3,205	256,079

		985,926

Italy — 2.0%
Amplifon SpA	6,760	191,061
Enel SpA	545,765	3,464,287
FinecoBank Banca Fineco SpA	79,620	939,249
Intesa Sanpaolo SpA	747,172	1,946,974
Telecom Italia SpA/Milano(a)(b)	511,590	132,278

Security	Shares	Value

Italy (continued)
UniCredit SpA	100,006	$2,507,112

		9,180,961

Japan — 19.8%
Advantest Corp.	64,800	1,669,158
Ajinomoto Co. Inc.	9,100	332,356
Asahi Group Holdings Ltd.	21,900	792,132
Astellas Pharma Inc.	15,000	189,748
Azbil Corp.	2,100	62,052
BayCurrent Consulting Inc.	1,900	47,703
Chugai Pharmaceutical Co. Ltd.	20,100	596,097
CyberAgent Inc.(a)	178,300	935,977
Dai Nippon Printing Co. Ltd.	60,500	1,578,279
Daifuku Co. Ltd.	34,500	570,040
Daiichi Sankyo Co. Ltd.	33,600	866,349
Daikin Industries Ltd.	13,300	1,917,579
Denso Corp.	212,500	3,137,846
ENEOS Holdings Inc.	533,600	1,977,210
Fast Retailing Co. Ltd.	1,600	354,234
Fuji Electric Co. Ltd.	28,100	1,069,897
FUJIFILM Holdings Corp.	4,900	268,019
Fujitsu Ltd.	12,100	1,567,524
Hankyu Hanshin Holdings Inc.(a)	46,900	1,475,642
Hitachi Ltd.	38,200	2,421,367
Honda Motor Co. Ltd.	590,100	6,047,800
Ibiden Co. Ltd.(a)	19,300	822,884
Inpex Corp.	81,300	1,179,733
Japan Real Estate Investment Corp.	67	248,860
JFE Holdings Inc.	5,700	79,417
Kawasaki Kisen Kaisha Ltd.	3,600	123,444
Kirin Holdings Co. Ltd.	174,300	2,449,493
Komatsu Ltd.	33,300	765,114
Kubota Corp.	101,400	1,363,753
Kurita Water Industries Ltd.	30,800	935,809
Kyocera Corp.	49,100	2,420,208
Kyowa Kirin Co. Ltd.	6,200	97,243
Lasertec Corp.	1,000	165,180
MatsukiyoCocokara & Co.	3,000	52,625
Mazda Motor Corp.	20,700	200,086
Mitsubishi Corp.	5,700	265,709
Mitsubishi Electric Corp.	325,600	3,733,495
Mitsubishi Estate Co. Ltd.	57,100	730,898
Mitsubishi Heavy Industries Ltd.	26,500	1,364,873
Mitsui & Co. Ltd.	25,700	934,045
Mitsui OSK Lines Ltd.	35,300	911,351
Mizuho Financial Group Inc.	68,700	1,166,415
Murata Manufacturing Co. Ltd.	142,500	2,440,936
NGK Insulators Ltd.	139,700	1,706,890
Nintendo Co. Ltd.	58,900	2,433,419
Nippon Building Fund Inc.	178	715,192
Nippon Express Holdings Inc.	22,700	1,166,675
Nippon Paint Holdings Co. Ltd.	48,300	324,726
Nippon Prologis REIT Inc.	382	679,721
Nippon Steel Corp.	81,600	1,760,018
Nippon Telegraph & Telephone Corp.	98,000	115,324
Nippon Yusen KK	21,800	533,386
Nissan Motor Co. Ltd.	24,800	95,430
Nitto Denko Corp.	7,400	478,823
Nomura Holdings Inc.	486,500	1,879,547
Nomura Research Institute Ltd.	42,600	1,118,247
NTT Data Corp.	45,300	558,545
Olympus Corp.	33,100	442,062
Omron Corp.	42,900	1,536,987

2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Panasonic Holdings Corp.	349,200	$3,063,703
Renesas Electronics Corp.(b)	31,300	411,145
Ricoh Co. Ltd.	10,700	86,725
Secom Co. Ltd.	13,800	958,476
Sekisui Chemical Co. Ltd.	171,000	2,342,165
Seven & i Holdings Co. Ltd.	3,200	117,244
Shin-Etsu Chemical Co. Ltd.	52,200	1,560,956
SoftBank Corp.	32,900	371,996
SoftBank Group Corp.	13,800	565,166
Sony Group Corp.	23,400	1,945,449
Sumitomo Chemical Co. Ltd.	46,600	118,446
Sumitomo Metal Mining Co. Ltd.	20,700	581,503
Sumitomo Mitsui Trust Holdings Inc.	26,500	993,665
Sysmex Corp.	6,500	311,368
TDK Corp.	25,600	957,829
Terumo Corp.	47,000	1,285,835
Tokyo Electron Ltd.	4,100	541,764
Toray Industries Inc.	309,300	1,496,344
Toshiba Corp.(a)(b)	104,800	3,185,987
TOTO Ltd.	16,800	405,075
Toyota Industries Corp.	12,000	889,376
Toyota Motor Corp.	179,000	3,131,379
Trend Micro Inc.	3,200	120,591
USS Co. Ltd.	42,300	739,357
West Japan Railway Co.	1,200	45,737
Yamaha Motor Co. Ltd.	5,200	127,072
ZOZO Inc.	4,600	87,468

		92,315,393

Netherlands — 3.4%
ABN AMRO Bank NV, CVA(c)	21,933	295,407
Aegon NV	19,968	97,110
Akzo Nobel NV	6,017	403,649
ASML Holding NV	13,412	8,062,227
ING Groep NV	145,955	1,871,220
Koninklijke Philips NV(b)	58,079	1,104,806
NN Group NV	54,747	1,755,867
OCI NV	1,976	46,042
Prosus NV(b)	37,559	1,050,360
Wolters Kluwer NV	7,677	985,005

		15,671,693

New Zealand — 0.0%
Mercury NZ Ltd.	72,956	250,774

Norway — 1.5%
Aker BP ASA	64,557	1,860,636
Equinor ASA	104,068	3,488,692
Norsk Hydro ASA	139,961	798,157
Orkla ASA	118,610	817,519

		6,965,004

Portugal — 0.4%
EDP - Energias de Portugal SA	61,805	259,735
Galp Energia SGPS SA	92,601	1,394,086
Jeronimo Martins SGPS SA	18,057	416,302

		2,070,123

Singapore — 0.8%
City Developments Ltd.	119,400	551,127
DBS Group Holdings Ltd.	99,500	2,390,320
Keppel Corp. Ltd.	41,992	190,616
Keppel REIT	8,398	4,876
United Overseas Bank Ltd.	36,800	725,869

		3,862,808

Security	Shares	Value

Spain — 2.9%
Acciona SA	1,815	$228,824
Amadeus IT Group SA	12,243	698,742
Banco Bilbao Vizcaya Argentaria SA	24,812	195,202
Banco Santander SA	586,652	2,157,667
Cellnex Telecom SA(c)	9,543	280,527
Endesa SA	53,417	1,005,023
Grifols SA(a)(b)	29,042	325,889
Iberdrola SA	577,167	6,419,262
Industria de Diseno Textil SA	52,847	1,824,171
Telefonica SA	98,641	381,014

		13,516,321

Sweden — 2.5%
Atlas Copco AB, Class A	28,336	366,923
Atlas Copco AB, Class B	27,297	306,634
Boliden AB	54,928	1,407,977
EQT AB	49,336	901,359
Evolution AB(c)	5,898	525,544
Fastighets AB Balder, Class B(a)(b)	24,565	104,372
H & M Hennes & Mauritz AB, Class B	49,030	658,702
Nibe Industrier AB, Class B	92,045	530,120
Nordea Bank Abp	206,275	2,172,533
Skandinaviska Enskilda Banken AB, Class A	64,438	719,097
Swedbank AB, Class A	23,193	380,906
Tele2 AB, Class B	466,628	3,313,823
Telefonaktiebolaget LM Ericsson, Class B	73,103	327,481

		11,715,471

Switzerland — 10.3%
ABB Ltd., Registered	181,476	6,097,178
Barry Callebaut AG, Registered	53	80,359
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	92	1,018,551
Coca-Cola HBC AG, Class DI	4,471	116,075
Dufry AG, Registered(b)	7,170	251,339
Julius Baer Group Ltd.	2,022	119,827
Kuehne + Nagel International AG, Registered	1,546	416,900
Lonza Group AG, Registered	3,131	1,096,489
Nestle SA, Registered	89,951	9,700,201
Novartis AG, Registered	77,502	7,255,703
Partners Group Holding AG	1,752	1,855,129
Roche Holding AG, Bearer	4,354	1,186,513
Roche Holding AG, NVS	18,216	4,694,437
Sandoz Group AG(b)	15,498	402,933
Schindler Holding AG, Participation Certificates, NVS	2,194	443,896
SGS SA	4,538	370,621
Siemens Energy AG(a)(b)	6,878	61,152
SIG Group AG	3,968	87,481
Sika AG, Registered	9,380	2,244,722
Sonova Holding AG, Registered	8,554	2,027,411
STMicroelectronics NV	68,845	2,624,378
Swiss Life Holding AG, Registered	2,559	1,643,596
Swiss Re AG	19,092	2,086,045
Swisscom AG, Registered	129	77,295
Temenos AG, Registered	2,116	152,448
Zurich Insurance Group AG	3,479	1,652,499

		47,763,178

United Kingdom — 12.9%
3i Group PLC	70,360	1,658,918
Anglo American PLC	79,469	2,024,836
Antofagasta PLC	11,576	189,285
AstraZeneca PLC	53,255	6,667,718
Auto Trader Group PLC(c)	54,418	411,631

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Aviva PLC	116,610	$564,808
BAE Systems PLC	58,497	786,572
Barclays PLC	692,630	1,111,703
Berkeley Group Holdings PLC	26,923	1,323,443
BP PLC	468,199	2,858,829
BT Group PLC	531,660	730,196
CNH Industrial NV	69,424	769,355
Coca-Cola Europacific Partners PLC	26,030	1,523,015
Compass Group PLC	9,224	232,550
Croda International PLC	780	41,571
Diageo PLC	120,325	4,550,207
Entain PLC	7,266	82,486
GSK PLC	206,787	3,686,342
HSBC Holdings PLC	787,018	5,682,597
Intertek Group PLC	2,576	119,974
J Sainsbury PLC	586,301	1,834,429
JD Sports Fashion PLC	364,924	567,396
Johnson Matthey PLC	24,949	453,553
Land Securities Group PLC	11,394	78,980
Lloyds Banking Group PLC	2,440,599	1,187,836
London Stock Exchange Group PLC	3,964	399,948
Mondi PLC	3,685	59,607
NatWest Group PLC, NVS	224,404	488,262
Ocado Group PLC(b)	11,431	64,872
Pearson PLC	11,938	138,191
Prudential PLC	109,437	1,144,315
Reckitt Benckiser Group PLC	28,355	1,897,146
RELX PLC	112,690	3,936,001
Rio Tinto PLC	23,663	1,509,710
Segro PLC	68,253	593,265
Shell PLC	97,104	3,129,354
Standard Chartered PLC	100,012	766,825
Tesco PLC	378,946	1,243,533
Unilever PLC	116,436	5,514,481

		60,023,740

Total Common Stocks — 96.6% (Cost: $503,734,715)		449,594,535

Security	Shares	Value

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	11,914	$1,013,043
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	1,462	128,137
Henkel AG & Co. KGaA, Preference Shares, NVS	1,535	110,728
Sartorius AG, Preference Shares, NVS	552	138,353
Volkswagen AG, Preference Shares, NVS	16,483	1,748,033

		3,138,294

Total Preferred Stocks — 0.7% (Cost: $4,781,878)		3,138,294

Total Long-Term Investments — 97.3% (Cost: $508,516,593)		452,732,829

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	2,043,705	2,044,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	9,840,000	9,840,000

Total Short-Term Securities — 2.5% (Cost: $11,884,408)		11,884,523

Total Investments — 99.8% (Cost: $520,401,001)		464,617,352

Other Assets Less Liabilities — 0.2%		831,551

Net Assets — 100.0%		$465,448,903

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$198,782	$1,845,580	(a)	$—	$46	$115	$2,044,523	2,043,705	$1,095	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,720,000	120,000	(a)	—	—	—	9,840,000	9,840,000	108,105		—

					$46	$115	$11,884,523		$109,200		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock World ex U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	126	12/15/23	$12,437	$(641,761)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$51,177,346	$398,417,189	$—	$449,594,535
Preferred Stocks	—	3,138,294	—	3,138,294
Short-Term Securities
Money Market Funds	11,884,523	—	—	11,884,523

	$63,061,869	$401,555,483	$—	$464,617,352

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(641,761)	$—	$—	$(641,761)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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